Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other liabilities
Professional service fees payable		¥ 2,838	¥ 4,547
Payables to financial partners		4,441	3,311
Payables to non-performing assets disposal companies		6,441	6,139
Payable to business partner on behalf a third party		4,514	4,514
Payroll Payable		1,757	1,402
Deferred service fee		1,752	1,535
Other payable		139,341	139,341
Others		2,777	4,283
Total	$ 22,449	¥ 163,861	¥ 165,072